13F-HR/A
<PERIODOFREPORT>                     09/30/10
<FILER>            314969

<SROS>                          NONE
<DOCUMENT-COUNT>                1
<SUBMISSION-CONTACT>
<ID>                          ANTHONY CHROMCZAK
  <PHONE>                       518-447-2724
</SUBMISSION-CONTACT>

                          13F-HR/A
                  FORM 13F HOLDINGS REPORT
                     UNITED STATES
	    SECURITIES AND EXCHANGE COMMISSION
	        Washington, D.C.  20549

	                  FORM 13F

	             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ X ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	NEW YORK STATE TEACHERS' RETIREMENT SYSTEM
Address: 	10 CORPORATE WOODS DRIVE
		ALBANY  NY  12211-2395

13F File Number:  028-03257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	ARTHUR C. HEWIG JR.
Title:	MANAGING DIRECTOR OF OPERATIONS
Phone:	(518)  447-2730

Signature, Place, and Date of Signing:

	 ARTHUR C. HEWIG JR.     ALBANY  NY    09/30/10

Report Type (Check only one.):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            None

FORM 13F Information Table Entry Total:   42
FORM 13F Information Table Value Total: 24,383,636 (in thousands)

 FORM 13F INFORMATION TABLE



 NAME OF ISSUER      TITLE               CUSIP    MKT VALUE   SHARE/PRNSH/  PUT/ INVEST    OTHER        VOTING      VOTING
                     OF CLASS                        ($000)         AMTPRN  CALL DISC     MANAGERS   AUTH SOLE AUTH SHARED

 ABB LTD SPONSORED AD  SPONSORED ADR 000375204         2403      113800  SH      SOLE                   113800
 ASML HOLDINGS NV NY   NY REG SHS    N07059186          375       12599  SH      SOLE                    12599
 AU OPTRONICS CORP SP  SPONSORED ADR 002255107          539       51500  SH      SOLE                    51500
 BANCORPSOUTH INC      COM           059692103         2043      144100  SH      SOLE                   144100
 BANK OF NEW YORK MEL  COM           064058100        98486     3769096  SH      SOLE                  3769096
 BELDEN INC            COM           077454106         5919      224387  SH      SOLE                   224387
 CHECKPOINT SYSTEMS I  COM           162825103         3817      187550  SH      SOLE                   187550
 CNOOC LTD ADR         SPONSORED ADR 126132109         2817       14500  SH      SOLE                    14500
 COMMSCOPE INC         COM           203372107         7006      295108  SH      SOLE                   295108
 CONSTELLATION ENERGY  COM           210371100        21500      666873  SH      SOLE                   666873
 FLOWSERVE CORP        COM           34354P105        12574      114919  SH      SOLE                   114919
 HANESBRANDS INC       COM           410345102         9976      385768  SH      SOLE                   385768
 HASBRO INC            COM           418056107        19542      439037  SH      SOLE                   439037
 IDACORP INC           COM           451107106         2684       74716  SH      SOLE                    74716
 INGERSOLL RAND PLC    SHS           G47791101         2468       69123  SH      SOLE                    69123
 INGRAM MICRO INC CL   CL A          457153104         7272      431300  SH      SOLE                   431300
 INSITUFORM TECHNOLOG  CL A          457667103         3837      158500  SH      SOLE                   158500
 INTERFACE INC         CL A          458665106         2763      194155  SH      SOLE                   194155
 INTUITIVE SURGICAL I  COM NEW       46120E602        37309      131490  SH      SOLE                   131490
 INVESCO PLC SPONSORE  SHS           G491BT108        22849     1076278  SH      SOLE                  1076278
 J2 GLOBAL COMMUNICAT  COM NEW       46626E205         4564      191842  SH      SOLE                   191842
 JDS UNIPHASE CORP     COM PAR $0.00146612J507        10399      839305  SH      SOLE                   839305
 KINDRED HEALTHCARE I  COM           494580103         1189       91351  SH      SOLE                    91351
 KINETIC CONCEPTS INC  COM NEW       49460W208         3505       95815  SH      SOLE                    95815
 KONINKLIJKE PHILIPS   NY REG SH NEW 500472303         3223      102900  SH      SOLE                   102900
 NCR CORP NEW          COM           62886E108         8022      588574  SH      SOLE                   588574
 PEOPLES UNITED FINAN  COM           712704105        10957      837032  SH      SOLE                   837032
 PEP BOYS-MANNY MOE &  COM           713278109         2377      224700  SH      SOLE                   224700
 PEPCO HOLDINGS INC    COM           713291102         7395      397599  SH      SOLE                   397599
 PHARMERICA CORP       COM           71714F104         1464      153592  SH      SOLE                   153592
 PROLOGIS TRUST        SH BEN INT    743410102        18784     1594537  SH      SOLE                  1594537
 QUEST DIAGNOSTICS IN  COM           74834L100        17018      337198  SH      SOLE                   337198
 QUIKSILVER INC        COM           74838C106         2627      671800  SH      SOLE                   671800
 RADIOSHACK CORP       COM           750438103        11826      554409  SH      SOLE                   554409
 SOUTHWESTERN ENERGY   COM           845467109        33356      997500  SH      SOLE                   997500
 SPARTAN MOTORS INC    COM           846819100          506      108976  SH      SOLE                   108976
 TORO CO               COM           891092108         9506      169050  SH      SOLE                   169050
 TOWER GROUP INC       COM           891777104         2640      113077  SH      SOLE                   113077
 UNITRIN INC           COM           913275103         2247       92142  SH      SOLE                    92142
 UNITED TECHNOLOGIES   COM           913017109       199883     2806167  SH      SOLE                  2806167
 YAHOO INC             COM           984332106        48411     3416422  SH      SOLE                  3416422
 YUM BRANDS INC        COM           988498101        66550     1444849  SH      SOLE                  1444849

 GRAND TOTAL     ( 42 items )                        732629    24383636                               24383636
